Components of net periodic pension cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ 3,800	$ 0	$ (200)
Recognized net actuarial losses	(8,505)	24,674	25,159
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Interest Cost	29,844	27,863	29,981
Expected return on plan assets	46,521	43,216	39,240
Recognized net actuarial losses	8,074	21,452	21,703
Defined Benefit Plan Future Amortization Of Gain Loss	(8,603)	6,099	12,444
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Interest Cost	1,659	1,493	1,572
Expected return on plan assets	2,422	2,167	2,105
Recognized net actuarial losses	431	1,330	1,294
Defined Benefit Plan Future Amortization Of Gain Loss	$ (332)	$ 656	$ 761